Receivables and other assets	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Receivables and other assets	17 Receivables and other assets
Recognition and measurement
Financial assets (except provisionally priced receivables) which are held under a hold to collect business model and have cash flows that meet the solely payments of principal and interest (‘SPPI’) criteria are recognised at amortised cost. Provisionally priced receivables are measured at fair value through profit or loss with subsequent fair value gains or losses taken to the income statement.
As a part of our working capital management, we offer receivables factoring and letter of credit programs for our customers/receivables. For our receivables under letter of credit programs, the business model of "hold to collect" has not changed and these continue to be recognised at amortised cost as the sale of the letter of credit is made close to maturity of receivables and discounting costs are immaterial. The receivables under our global factoring program do not meet the "hold to collect" model and therefore are recognised at fair value through profit or loss.
US$475 million of receivables (2022: US$457 million) subject to factoring program and US$372 million (2022: US$430 million) of receivables subject to a letter of credit discounting program have been transferred to the participating banks and derecognised at the reporting date.

	2023			2022
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade receivables(a)	—	2,461	2,461	—	2,179	2,179
Other financial receivables(a)	234	548	782	124	462	586
Other receivables(b)	470	347	817	383	382	765
Prepayment of tolling charges to jointly controlled entities(c)	113	—	113	218	—	218
Pension surpluses (note 28)	466	—	466	824	—	824
Other prepayments	376	589	965	344	455	799
Total(d)	1,659	3,945	5,604	1,893	3,478	5,371
(a)At 31 December 2023, trade and other financial receivables are stated net of allowances for expected credit losses of US$82 million (2022: US$59 million). We apply the “simplified approach” to trade receivables and receivables relating to net investment in finance leases and a “general approach” to all other financial assets.
(b)At 31 December 2023, other receivables include US$349 million (2022: US$329 million) related to Energy Resources of Australia Ltd’s (ERA) deposit held in a trust fund which is controlled by the Government of Australia. ERA are entitled to reimbursement from the fund once specific phases of rehabilitation relating to the Ranger Project are completed. The fund is outside the scope of IFRS 9.
(c)These prepayments will be charged to Group operating costs as tolling services are rendered and product processing occurs.
(d)There is no material element of receivables and other assets that is interest-bearing or financing in nature. The fair value of current trade and other receivables and the majority of amounts classified as non-current trade and other receivables approximates to their carrying value.
Credit risk related to receivables
Our Commercial team manages customer credit risk by reference to our established policy, procedures and controls. The team establishes credit limits for all of our customers. Where customers are rated by an independent credit rating agency, these ratings are used as a guide to set credit limits. Where there are no independent credit ratings available, we assess the credit quality of the customer through a credit rating model and assign appropriate credit limits. The Commercial team monitors outstanding customer receivables regularly and highlights any credit concerns to senior management. Receivables to high-risk customers are often secured by letters of credit or other forms of credit enhancement.
The expected credit loss on our trade receivable portfolio is insignificant.